Restructuring expenses (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	€ 2,473	€ 891	€ 0
Cost Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated (in employees)	100
Restructuring expenses	€ 2,500	€ 900